Material accounting policies (Tables)	3 Months Ended
Mar. 31, 2026
Material Accounting Policies
Schedule of reclassification impact

	As previously
	reported	Adjustment	Restated
	$	$	$
January 1, 2025 - Current warrant liability	361,501	495,749	857,250
January 1, 2025 - Non-current warrant liability	495,749	(495,749)	–

Schedule of investments in equity instruments

	March 31, 2026			December 31, 2025
	Number of		Fair	Number of		Fair
	Shares	Cost	Value	Shares	Cost	Value
	#	$	$	#	$	$
Carlton Precious Inc.	6,595,334	428,697	791,440	6,755,334	439,097	945,747
Mammoth Minerals Limited	28,525,000	2,856,640	1,285,707	28,525,000	2,856,640	3,015,747
Bravada Gold Corporation	154,375	49,400	88,090	154,375	49,400	69,065
	35,274,709	3,334,737	2,165,237	35,434,709	3,345,137	4,030,559